Subsequent Events (Details) $ / shares in Units, $ in Thousands		3 Months Ended				12 Months Ended
	Apr. 29, 2020 CNY (¥) installment	Mar. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 CNY (¥)	Feb. 29, 2020 USD ($) $ / shares	Feb. 29, 2020 CNY (¥)
Subsequent Event [Line Items]
Cash injected							¥ 7,000,000,000
NIO China | Within five business days of the satisfaction of closing conditions
Subsequent Event [Line Items]
Cash injected							¥ 1,278,000,000
NIO China | Within five business days of the satisfaction of closing conditions | Strategic Investors
Subsequent Event [Line Items]
Cash injected | $						$ 3,500,000
Subsequent Events
Subsequent Event [Line Items]
Asset consideration basis, public trading days considered for calculation of average market value	30
Subsequent Events | NIO China
Subsequent Event [Line Items]
Cash injected	¥ 4,260,000,000
Asset Consideration	¥ 17,770,000,000
Asset consideration basis, average market value (as a percent)	85.00%
Percentage of ownership interest held (as a percent)	75.90%
Percentage of ownership interest held (as a percent)	24.10%
Subsequent Events | NIO China | Strategic Investors
Subsequent Event [Line Items]
Cash injected	¥ 7,000,000,000
Number of installments in which the cash will be injected | installment	5
Subsequent Events | NIO China | On or prior to June 30, 2020
Subsequent Event [Line Items]
Cash injected					¥ 1,278,000,000
Subsequent Events | NIO China | On or prior to June 30, 2020 | Strategic Investors
Subsequent Event [Line Items]
Cash injected					¥ 1,500,000,000
Subsequent Events | NIO China | On or prior to September 30, 2020
Subsequent Event [Line Items]
Cash injected				¥ 852,000,000
Subsequent Events | NIO China | On or prior to September 30, 2020 | Strategic Investors
Subsequent Event [Line Items]
Cash injected				¥ 1,000,000,000
Subsequent Events | NIO China | On or prior to December 31, 2020
Subsequent Event [Line Items]
Cash injected			¥ 426,000,000
Subsequent Events | NIO China | On or prior to December 31, 2020 | Strategic Investors
Subsequent Event [Line Items]
Cash injected			¥ 500,000,000
Subsequent Events | NIO China | On or prior to March 31, 2021
Subsequent Event [Line Items]
Cash injected		¥ 426,000,000
Subsequent Events | NIO China | On or prior to March 31, 2021 | Strategic Investors
Subsequent Event [Line Items]
Cash injected		¥ 500,000,000
Subsequent Events | Convertible Notes
Subsequent Event [Line Items]
Aggregate principal amount of notes								$ 235	¥ 1,636,000,000	$ 200,000	¥ 1,389,000,000
Conversion price | $ / shares								$ 3.50		$ 3.07